3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Revenue recognition (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Revenue recognition

a)  Revenue recognition

Revenues are recognized when the risks and rewards of ownership have passed to the customer based on the terms of the sale, collection of the relevant receivable is probable, evidence of an arrangement exists and the sales price is fixed or determinable. Risks and rewards of ownership pass to the customer upon successful completion of shipment of pharmaceuticals. Provisions for sales discounts and returns are made on a per sale basis based on contractual and historical information.